Note 2 - Cash and Cash Equivalents (Tables)	12 Months Ended
Jun. 28, 2015
Notes Tables
Schedule of Cash and Cash Equivalents [Table Text Block]
	June 28, 2015	June 29, 2014

Demand deposits and cash on hand	$558,364	$634,923
Money market funds	220,003	207,191
	$778,367	$842,114